EMPLOYEE BENEFITS - Post-employment health care benefit plan - Funded status (Details) - Post-employment health care benefit - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Funded status of the post-employment health benefits plans
Total net liabilities	R$ (224,677)	R$ (196,446)
Present value of obligations
Funded status of the post-employment health benefits plans
Total net liabilities	R$ (224,677)	R$ (196,446)